Debentures	12 Months Ended
Dec. 31, 2021
Disclosure Of Debentures [Abstract]
DEBENTURES
NOTE 14:-	DEBENTURES

The Group’s liabilities under debentures are attributable to debentures issued by Formula and Sapiens. The debentures are all listed for trading on the Tel-Aviv Stock Exchange.

a.	Debentures are comprised of the following as of the below dates:

	Effective Interest rate	Currency	Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%			December 31, 2021
Formula’s Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	NIS 102,633	$33,000	217	11,000	22,217	457	33,674

Formula’s Series C Secured Debentures (2.3%)	2.2	NIS (Unlinked)	NIS 374,225	$120,330	472	16,970	103,832	227	121,029

Sapiens’ Series B Debentures (3.37%)	3.3	NIS (Linked to fix rate of USD)	NIS 350,000	$98,980	(198)	19,796	78,986	5	98,787

				$252,310	491	47,766	205,035	689	$253,490

	Effective Interest rate	Currency	Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%			December 31, 2020
Formula’s Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	NIS 136,844	$42,564	365	10,641	32,288	589	43,518

Formula’s Series C Secured Debentures (2.3%)	2.5	NIS (Unlinked)	NIS 267,000	$83,048	(678)	10,264	72,106	158	82,528

Sapiens’ Series B Debentures (3.37%)	3.3	NIS (Linked to fix rate of USD)	NIS 420,000	$118,778	(306)	19,796	98,676	6	118,478

				$244,390	(619)	40,701	203,070	753	$244,524

During the years ended December 31, 2020 and 2021, the Group recorded $6,411 and $7,056, respectively, of interest expenses, and $135 and ($109), respectively, as amortization of debt premium, discount and issuance costs, net in respect of the Group’s debentures.

b.	Scheduled aggregate principal annual payments of the debentures:

Repayment amount
2022	47,766
2023	47,766
2024	47,766
2025	54,506
2026	54,506
252,310

c.	Formula’s debentures

i)	Formula Systems Series A Secured Debentures

On September 16, 2015, Formula issued Formula Systems Series A Secured Debentures in an aggregate principal amount of NIS 102,260 (approximately $26,295), at a purchase price equal to 100% of their par value, payable in eight equal annual installments on July 2nd of each of the years 2017 through 2024. The principal amount outstanding under the Formula Systems Series A Secured Debentures bears interest at a fixed rate of 2.8% per annum (subject to adjustments based on the credit rating of the debentures), payable on July 2nd and January 2nd of each of the years 2016 through 2024. Issuance costs, including early commitment commission of approximately NIS 1,246 (approximately $320), were allocated to the Formula Systems Series A Secured Debentures and are amortized as financial expenses over the term of the Series A Secured Debentures due in 2024.

On January 31, 2018, Formula issued additional Formula Systems Series A Secured Debentures in an aggregate principal amount of NIS 150,000 (approximately $44,053) through a private placement to qualified investors in Israel. The gross proceeds received by Formula from the issuance of Formula Systems Series A Secured Debentures in January 2018 were NIS 155,205 (approximately $45,581), out of which NIS 336 was attributed to interest payable (approximately $99). Debt premium of NIS 4,869 (approximately $1,430) net of issuance costs of NIS 782 (approximately $225) was allocated to the Formula Systems Series A Secured Debentures and is amortized as financial income over the remaining term of the Formula Systems Series A Secured Debentures due in 2024.

The Formula Systems Series A Secured Debentures issued in September 2015, together with the Formula Systems Series A Secured Debentures sold in the private placement, form one single series with identical terms and conditions.

The Series A Secured Debentures are denominated in New Israeli Shekels not linked to any currency or index, and are non-convertible. The Formula Systems Series A Secured Debentures are secured with collateral consisting of shares of Matrix, Magic Software and Sapiens (see Note 19a).

The Formula Systems Series A Secured Debentures are listed for trading on the Tel-Aviv Stock Exchange. As of December 31, 2020 and 2021, the fair value of Formula’s Series A Secured Debentures, based on the quoted market price on the Tel-Aviv Stock Exchange, were approximately $44,229 and $34,057, respectively.

ii)	Formula Systems Series C Secured Debentures

On March 31, 2019, Formula issued Formula Systems Series C Secured Debentures in an aggregate principal amount of NIS 300,000 (approximately $82,600), at a purchase price equal to 100% of their par value. The principal due under the Series C Secured Debentures is payable in five annual installments of NIS 33,000 on December 1 of each of the years 2020 through 2024 and two annual installments of NIS 67,500 on December 1 of each of the years 2025 and 2026. The outstanding principal amount under the Formula Systems Series C Secured Debentures bears interest at a fixed rate of 2.29% per annum (subject to adjustments based on the credit rating of the debentures), payable on December 1st and June 1st of each of the years 2019 through 2026. Issuance costs including an early commitment commission of approximately NIS 3,355 (approximately $924) were allocated to Formula Systems Series C Secured Debentures and are amortized as financial expenses over the term of Formula Systems Series C Secured Debentures due in 2026.

On April 12, 2021, Formula issued additional Formula Systems Series C Secured Debentures in an aggregate principal amount of NIS 160,000 (approximately $48,617) through a private placement to qualified investors in Israel. The gross proceeds received by Formula for the issuance of Formula Systems Series C Secured Debentures in April 2021 were NIS 165,920 (approximately $50,524), out of which NIS 1,329 was attributed to interest payable (approximately $405). Debt premium of NIS 4,591 (approximately $1,398) net of issuance costs of NIS 752 (approximately $229) were allocated to the Formula Systems Series C Secured Debentures and are amortized as financial income over the remaining term of the Formula Systems Series A Secured Debentures due in 2026.

The Formula Systems Series C Secured Debentures issued in March 2019, together with the Formula Systems Series C Secured Debentures sold in April 2021 in a private placement, form one single series with identical terms and conditions.

The Formula Systems Series C Secured Debentures are denominated in New Israeli Shekels and are not linked to any currency or index and are non-convertible. The Formula Systems Series C Secured Debentures are secured with collateral consisting of shares of Matrix, Magic Software and Sapiens (see Note 19a).

The Series C Secured Debentures are listed for trading on the Tel-Aviv Stock Exchange. As of December 31, 2020 and 2021, the fair value of Formula’s Series C Secured Debentures, based on the quoted market price on the Tel-Aviv Stock Exchange, was approximately $86,993 and $125,672, respectively.

The offerings of Formula’s debentures were made only in Israel and not to U.S. persons (as defined in Rule 902(k) under the Securities Act of 1933, as amended (the “Securities Act”)), in an overseas directed offering (as defined in Rule 903(b)(i)(ii) under the Securities Act), and were exempt from registration under the Securities Act pursuant to the exemption provided by Regulation S thereunder.

The sale of Formula debentures was not registered under the Securities Act, and Formula debentures may not be offered or sold in the United States and/or to U.S. persons without registration under the Securities Act or an applicable exemption from the registration requirements of the Securities Act.

In accordance with the indenture for Formula Systems Series A Secured Debentures and Formula Systems Series C Secured Debentures, Formula has undertaken to maintain a number of conditions and limitations on the manner in which it operates its business, including limitations on its ability to undergo a change of control, distribute dividends, incur a floating charge on its assets, or undergo an asset sale or other change that results in a fundamental change in its operations, and to meet certain financial covenants (see Notes 19a and 19c(1)(i)).

d.	Sapiens’ Series B Debentures

On September 16, 2017, Sapiens issued its unsecured Series B Debentures in an aggregate principal amount of NIS 280,000 (approximately $79,186), linked to the US dollar and payable in eight equal annual payments of $9,898 on January 1st of each of the years 2019 through 2026. The outstanding principal amount of Sapiens’ Series B Debentures bears a fixed interest rate of 3.37% per annum (which may be adjusted based on changes to the credit rating of the debentures), payable on January 1st and July 1st of each of the years 2018 through 2025, with one final interest payment due on January 1, 2026. Debt discount and issuance costs were approximately $956, allocated to Sapiens’ Series B Debentures discount and are amortized as financial expenses over the term of the Series B Debentures due in 2026.

On June 8, 2020, Sapiens issued additional Sapiens’ Series B Debentures in an aggregate principal amount of NIS 210,000 (approximately $60,362) through a public offering in Israel. The gross proceeds received from the issuance of Sapiens’ Series B Debentures in June 2020 were NIS 210,840 (approximately $60,603), out of which approximately NIS 3,006 was attributed to interest payable (approximately $864). Debt discount of NIS 2,166 (approximately $623) and issuance costs of NIS 2,326 (approximately $669) were allocated to Sapiens’ Series B Debentures and are amortized as financial expenses over the remaining term of the Sapiens Series B Debentures due in 2026. Following the raise of the additional NIS 210,000 in Series B Debentures, a $20,000 short-term bank loan taken by Sapiens on March 18, 2020, from a commercial bank was fully repaid on June 9, 2020. Sapiens’ Series B Debentures issued in September 2017 together with the Sapiens’ Series B Debentures issued in June 2020, form one single series with identical terms and conditions. Sapiens’ Series B Debentures are linked to the US Dollar, unsecured and non-convertible. Sapiens’ Series B Debentures are listed for trading on the TASE. As of December 31, 2020 and 2021, the fair value of Sapiens’ Series B Debentures, based on the quoted market price on the Tel-Aviv Stock Exchange, were approximately $122,760 and $100,464, respectively.

The offerings of Sapiens’ debentures were made only in Israel and not to U.S. persons (as defined in Rule 902(k) under the Securities Act of 1933, as amended (the “Securities Act”)), in an overseas directed offering (as defined in Rule 903(b)(i)(ii) under the Securities Act), and was exempt from registration under the Securities Act pursuant to the exemption provided by Regulation S thereunder.

The sale of Sapiens debentures was not registered under the Securities Act, and the Sapiens debentures may not be offered or sold in the United States and/or to U.S. persons without registration under the Securities Act or an applicable exemption from the registration requirements of the Securities Act.

In accordance with the indenture for the Sapiens Series B Debentures, Sapiens has undertaken to comply with a number of conditions and limitations on the manner in which it operates its business, including limitations on its ability to undergo a change of control, distribute dividends, incur a floating charge on Sapiens’ assets, or undergo an asset sale or other change that results in a fundamental change in Sapiens’ operations and to meet certain financial covenants (see Note 19c(3)(iii)).